Other Assets	9 Months Ended
Sep. 30, 2020
Other Noncurrent Assets [Abstract]
Other Assets

16. OTHER ASSETS

As at	September 30, 2020	December 31, 2019
Intangible Assets	91	101
Equity Investments (Note 27)	53	52
Net Investment in Finance Leases	52	30
Long-Term Receivables	6	21
Prepaids	5	7
	207	211